Net Investment in Direct Finance Leases and Sales-Type Leases (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	$ 37,327
Current	167,124
Total future minimum lease payments	204,451	$ 269,256
Financing Receivables, 1 to 29 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	2,838
Financing Receivables, 30 to 59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	21
Financing Receivables, 60 to 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	2,786
Financing Receivables, Equal to Greater than 90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	$ 31,682